Exchange Rates - Summary of Currencies Translations and Relevant Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
USD [member]
Disclosure of foreign exchange rates [line items]
Average rates	1.30	1.36	1.53
Period end rates	1.35	1.24	1.47
Euro [member]
Disclosure of foreign exchange rates [line items]
Average rates	1.15	1.23	1.37
Period end rates	1.13	1.17	1.36
Yen [member]
Disclosure of foreign exchange rates [line items]
Average rates	145	149	185
Period end rates	152	144	177